UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-23125

ELEVATION ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
 (Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – April 30, 2017

Item 1.  Reports to Stockholders.

SummitWater
INFRASTRUCTURE
MULTIFACTOR ETF

SEMI-ANNUAL REPORT

ELEVATION ETF TRUST NYSE: WTRX | 4.30.17

Summit Water Infrastructure Multifactor ETF	Portfolio Update

April 30, 2017 (Unaudited)

Performance Overview

The Summit Water Infrastructure Multifactor ETF (the “Fund”), for the six month period ended April 30, 2017, generated a total return of 12.93%. Gross of fees, the Fund’s return was relatively in-line with the Zacks Global Water Index (Net Return), which returned 13.44%. The Fund outpaced the MSCI ACWI Net Total Return Index® (“MSCI ACWI®”), which returned 11.76% for the same period.

Relative to the MSCI ACWI®, the Fund saw a modest positive impact (+0.81%) from industry allocation effect, which was largely driven by relative over-weight exposures to Machinery (26.52% vs. 1.73% in MSCI ACWI) and Diversified Consumer Services for the stated period (1.79% vs. 0.06% in MSCI ACWI®). Conversely, the Fund’s performance was hurt by the overweight in Water Utilities relative to the MSCI ACWI® (29.41% vs. 0.10% respectively). The Fund also saw moderate relative outperformance (+0.85%) due to security selection effect, as the equities within the Building Products and Construction & Engineering sub-industries were top contributors to the Fund’s relative outperformance.

From a geographical perspective, the Fund’s returns were bolstered by security selection effect in the United Kingdom, Netherlands, and Italy, as well as relative over-weights to Austria, Switzerland, and Chile. Fund performance for the period was negatively impacted by a relative overweight to the U.K. and an underweight to domestic equities, as well as security selection effect in Chile and Hong Kong. Currency effect was relatively flat for the period, adding five basis points to the Fund’s relative outperformance.

The best performing stocks for the period were Polypipe Group PLC (PLP LN, +70.17%), Interpump Group SPA (IP IM, +65.56%), and VA Tech Wabag Ltd. (VATW IN, +44.32%). The worst performing stocks were Energy Recovery Inc. (ERII, -30.88%), Nihon Trim Co. Ltd. (6788 JP, -24.98%), and CIA Saneamento Minas Gerais (CSMG3 BZ, -21.14%).

Past performance is no guarantee of future results.

Semi-Annual Report | April 30, 2017	1

Summit Water Infrastructure Multifactor ETF	Portfolio Update

April 30, 2017 (Unaudited)

Performance (as of April 30, 2017)

	6 Month	Since Inception^
Summit Water Infrastructure Multifactor ETF - NAV	12.97%	15.58%
Summit Water Infrastructure Multifactor ETF - Market Price*	13.88%	16.10%
Summit Zacks Global Water Index (TR)	13.44%	16.30%
Summit Zacks Global Water Index (NTR)	13.72%	16.74%
MSCI ACWI Net Total Return Index®	11.76%	10.67%

Total Expense Ratio (per the current prospectus) 0.80%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.summitwateretf.com or call 1.844.809.3557.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the Fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of Fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.summitwateretf.com.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

^	The Fund commenced Investment Operations on August 9, 2016, with an Inception Date of August 8, 2016.

The Summit Zacks Global Water Index tracks the performance of publicly listed U.S. and international companies with a significant portion of their business activities dedicated to the global water industry.

MSCI ACWI® is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI® is maintained by Morgan Stanley Capital International, and is comprised of large and mid-cap representation across 23 Developed Markets and 23 Emerging Markets countries.

Total Return (TR) assumes reinvestment of any dividends and distributions realized during a given time period. Net Total Return (NTR) is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

One cannot invest directly in an index. Index performance does not reflect Fund performance.

Summit Water Infrastructure Multifactor ETF shares are not individually redeemable. Investors buy and sell shares of the Summit Water Infrastructure Multifactor ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Summit Water Infrastructure Multifactor ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Further, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. The Fund will not enter into transactions to hedge against declines in the value of the Fund’s assets that are denominated in a foreign currency.

Concentration Risk. The Fund seeks to track the Summit Zacks Global Water Index. To the extent that the Summit Zacks Global Water Index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments approximately to the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.

ALPS Distributors, Inc. is the Distributor for the Fund.

2	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Portfolio Update

April 30, 2017 (Unaudited)

Hypothetical Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment in the Fund and the index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. The Fund’s Inception Date was on August 8, 2016 and therefore has limited operating history. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Holdings (as a % of Net Assets)*

YTL Power International Bhd	4.11%
Arcadis NV	4.03%
GWA Group Ltd.	3.95%
Aguas Andinas SA, Class A	3.76%
Coway Co. Ltd.	3.70%
Enercare, Inc.	3.69%
Polypipe Group PLC	3.47%
Suez	3.43%
Pennon Group PLC	3.24%
ANDRITZ AG	3.08%
Top Ten Holdings	36.46%

*	Holdings are subject to change.
Sector Allocation (as a % of Net Assets)*

Industrials	48.94%
Utilities	39.19%
Consumer Discretionary	7.49%
Materials	1.52%
Information Technology	1.35%
Health Care	1.00%
Cash, Cash Equivalents, & Other Net Assets	0.51%
Total	100.00%

Semi-Annual Report | April 30, 2017	3

Summit Water Infrastructure Multifactor ETF	Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

Examples. As a shareholder of the Summit Water Infrastructure Multifactor ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses, if any. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing  in  other  funds.  The  examples  are  based  on  an  investment  of  $1,000  invested  at the  beginning of  the  period  and  held  through  April 30, 2017.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2016 – April 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as brokerage charges. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Expense Ratio(a)	Expenses Paid During Period 11/1/16 - 4/30/17(b)
Actual	$1,000.00	$1,129.70	0.80%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

4	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Schedule of Investments

April 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.49%)
Consumer Discretionary (7.49%)
Coway Co. Ltd.	2,436	$215,149
Enercare, Inc.	13,506	214,505
Ozner Water International Holding Ltd.(a)(b)(c)	24,000	6,017
Total Consumer Discretionary		435,671

Health Care (1.00%)
Cantel Medical Corp.	290	21,579
Danaher Corp.	440	36,665
Total Health Care		58,244

Industrials (48.94%)
Aalberts Industries NV	3,231	128,181
ANDRITZ AG	3,245	179,461
AO Smith Corp.	1,349	72,684
Arcadis NV	13,547	234,706
Belimo Holding AG	45	168,286
China Everbright International Ltd.	113,000	152,829
Energy Recovery, Inc.(b)	546	4,608
Franklin Electric Co., Inc.	1,301	53,471
Geberit AG	308	140,287
Georg Fischer AG	178	167,803
Global Brass & Copper Holdings, Inc.	867	30,909
GWA Group Ltd.	98,326	229,715
HomeServe PLC	20,704	179,398
IDEX Corp.	1,159	121,417
Interpump Group SpA	3,167	84,003
Miura Co. Ltd.	5,700	95,465
Nihon Trim Co. Ltd.	2,800	93,564
Pentair PLC	2,636	170,048
Polypipe Group PLC	39,136	201,894
Rexnord Corp.(b)	241	5,880
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	231,000	157,102
The Toro Co.	1,206	78,294
Xylem, Inc.	1,905	97,936
Total Industrials		2,847,941

Information Technology (1.35%)
Badger Meter, Inc.	1,979	78,665
Total Information Technology		78,665

Materials (1.52%)
Ecolab, Inc.	688	88,814
Total Materials		88,814

Utilities (39.19%)
Aguas Andinas SA, Class A	386,970	218,787
Beijing Enterprises Water Group Ltd.	122,000	93,480
China Water Affairs Group Ltd.	175,000	116,991
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	11,927

Security Description	Shares	Value
Utilities (continued)
Cia de Saneamento de Minas Gerais-COPASA	1,100	$12,455
Guangdong Investment Ltd.	90,000	139,310
Hera SpA	58,645	167,754
Hyflux Ltd.	111,300	44,212
Inversiones Aguas Metropolitanas SA	67,560	106,795
Kangda International Environmental Co. Ltd.(a)(c)	173,000	40,257
Manila Water Co., Inc.	92,800	59,341
Pennon Group PLC	16,995	188,642
Severn Trent PLC	4,550	137,016
SJW Group	1,400	68,376
Suez	12,143	199,535
TTW PCL	643,700	195,399
United Utilities Group PLC	13,726	173,068
VA Tech Wabag Ltd.	6,496	67,919
YTL Power International Bhd	688,200	239,388
Total Utilities		2,280,652

TOTAL COMMON STOCKS (Cost $5,320,117)		5,789,987

RIGHTS (0.01%)
Industrials (0.01%)
China Everbright Greentech Ltd.(a)(b)(c)(d)	1,049	804

TOTAL RIGHTS (Cost $804)		804

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.26%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.644%	14,912	14,912

TOTAL SHORT TERM INVESTMENTS (Cost $14,912)			14,912

TOTAL INVESTMENTS (99.76%) (Cost $5,335,833)			$5,805,703

NET OTHER ASSETS AND LIABILITIES (0.24%)			13,881

NET ASSETS (100.00%)			$5,819,584

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2017	5

Summit Water Infrastructure Multifactor ETF	Schedule of Investments

April 30, 2017 (Unaudited)

(a)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of April 30, 2017, the aggregate fair value of those securities was $47,078, representing 0.81% of net assets.

(b)	Non-income producing security.
(c)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees, unless otherwise noted below.  As of April 30, 2017, the aggregate value of those securities was $47,078, representing 0.81% of net assets.

(d)	Fair valued security under procedures established by the Fund's Board of Directors. The market value of this security at April 30, 2017 is $804.

See Notes to Financial Statements.

6	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

ASSETS:
Investments, at value	$5,805,703
Receivable for shares sold	1,440,308
Dividends receivable	17,522
Total Assets	7,263,533

LIABILITIES:
Foreign currency, due to custodian(Cost $298)	298
Payable for investments purchased	1,438,532
Foreign capital gains tax	2,315
Payable to adviser	2,804
Total Liabilities	1,443,949
NET ASSETS	$5,819,584

NET ASSETS CONSIST OF:
Paid-in capital	$5,298,586
Undistributed net investment income	26,458
Accumulated net realized gain on investments and foreign currency transactions	26,839
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	467,701
NET ASSETS	$5,819,584

INVESTMENTS, AT COST	$5,335,833

PRICING OF SHARES:
Net Assets	$5,819,584
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	202,000
Net Asset Value, offering and redemption price per share	$28.81

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2017	7

Summit Water Infrastructure Multifactor ETF	Statement of Operations

For the Six Months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends(a)	$47,613
Total investment income	47,613

EXPENSES:
Investment adviser fees	15,791
Total expenses	15,791

NET INVESTMENT INCOME	31,822

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain on investments	28,719
Net realized loss on foreign currency transactions	(1,954)
Net change in unrealized appreciation on investments (net of foreign capital gains tax of $2,315)	442,964
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	239
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	469,968
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$501,790

(a)	Net of foreign tax withholding in the amount of $5,712.

See Notes to Financial Statements.

8	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period August 9, 2016 (Commencement) to October 31, 2016
OPERATIONS:
Net investment income	$31,822	$21,468
Net realized gain/(loss) on investments and foreign currency transactions	26,765	(1,758)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	443,203	24,498
Net increase in net assets resulting from operations	501,790	44,208

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,000)	–
Total distributions	(25,000)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	1,440,307	3,808,279
Net increase from share transactions	1,440,307	3,808,279

Net increase in net assets	1,917,097	3,852,487

NET ASSETS:
Beginning of period	3,902,487	50,000
End of period *	$5,819,584	$3,902,487

*Including undistributed net investment income of:	$26,458	$19,636

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	152,000	2,000
Shares sold	50,000	150,000
Shares outstanding, end of period	202,000	152,000

See Notes to Financial Statements.

Semi-Annual Report | April 30, 2017	9

Summit Water Infrastructure Multifactor ETF	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Period August 9, 2016 (Commencement) to October 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$25.67		$25.09	(a)

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.21		0.20
Net realized and unrealized gain	3.09		0.38
Total from investment operations	3.30		0.58

DISTRIBUTIONS:
From net investment income	(0.16)		–
Total distributions	(0.16)		–

NET INCREASE IN NET ASSET VALUE	3.14		0.58
NET ASSET VALUE, END OF PERIOD	$28.81		$25.67
TOTAL RETURN(c)	12.97%		2.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,820		$3,902

Ratio of expenses to average net assets	0.80	%(d)	0.80	%(d)
Ratio of net investment income to average net assets	1.61	%(d)	3.28	%(d)
Portfolio turnover rate(e)	55%		0	%(f)

(a)
The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, August 8, 2016, to when the initial basket was created.

(b)	Based on average shares outstanding during the period.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices.  Total return calculated for a period less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Less than 0.50%.

See Notes to Financial Statements.

10	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust currently consists of one portfolio. This report pertains to the Summit Water Infrastructure Multifactor ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Summit Zacks Global Water Index (the “Underlying Index”). The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Trust was organized as a statutory trust on December 3, 2015, under the laws of the State of Delaware. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on August 9, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in  such market.

The Fund’s investments are valued at fair value or, in the absence of fair value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | April 30, 2017	11

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

April 30, 2017 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –  Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2017:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	5,789,987	–	–	5,789,987
Rights	–	804	–	804
Short Term Investments	14,912	–	–	14,912
Total	$5,804,899	$804	$–	$5,805,703

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the six months ended April 30, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

C. Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized  gains  or  losses  on  investments,  when  applicable.  Purchases  and  sales  of  investment  securities  and  income  and  expense  items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in  exchange rates.

12	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

April 30, 2017 (Unaudited)

D. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date, net of any foreign taxes withheld. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, if any, is recorded on the accrual basis.

E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.  Dividends may be declared and paid more frequently to improve underlying index tracking or to comply with the distribution requirements of the Internal Revenue Code. Distributions and dividends to shareholders are recorded on the  ex-dividend date.

F. Organizational and Offering Costs
Organizational and offering costs were paid by the Adviser and will not be borne by the Fund.

G. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution  (or  available  capital  loss  carryforwards)  under  tax  regulations.  The  amounts  and  characteristics  of  tax  basis  distributions  and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year-end.  Accordingly,  tax  basis  balances  have  not  been determined as of the date of the Semi-Annual Report.

The Fund has not paid any distributions for the period ended October 31, 2016.

As of April 30, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/(Depreciation) of Foreign Currency and Derivatives	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
Summit Water Infrastructure
Multifactor ETF	521,962	$(55,187)	$–	$466,775	$5,338,928

H. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

I. Indemnification
Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | April 30, 2017	13

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

April 30, 2017 (Unaudited)

3.  INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.80% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (the “Administrator”), an affiliate of the Adviser, is the fund accountant and administrator of the Fund.

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Adviser,  serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

Certain Officers and Trustees of the Fund are Officers of the above companies.

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $4,000, (2) a per meeting fee for regularly scheduled meetings of $2,000, (3) $1,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4.  PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Purchases	Sales
$ 2,522,467	$ 2,319,391

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Purchases	Sales
$ 1,172,796	$ –

The Summit Water Infrastructure Multifactor ETF had an in-kind net realized gain/(loss) of $0.

Gains on in-kind transactions are not considered taxable for federal income tax purposes.

5.  CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

Generally, a fixed creation or redemption transaction fee, as applicable, of $1,000 per transaction is applicable to each transaction regardless of the number of Creation Units in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations/redemptions  or  partial  cash  creations/redemptions  may  also  be  imposed  to  compensate  the  Fund  for  the  costs  associated  with buying/selling the applicable securities.

14	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Notes to Financial Statements

April 30, 2017 (Unaudited)

6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements  were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

7.  SECURITIES AND EXCHANGE COMMISSION REGULATIONS

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

Semi-Annual Report | April 30, 2017	15

Summit Water Infrastructure Multifactor ETF	Additional Information

April 30, 2017 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling 1-844-809-3557.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for the Fund will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s Form N-Q will be available without charge, upon request, by calling 1-844-809-3557 or by writing to Elevation ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

INDEX PROVIDER AND LICENSING AGREEMENT

Zacks Index Services (the “Index Provider”) is the index provider for the Fund. The Index Provider, a division of Zacks Investment Management (“ZIM”), creates and maintains proprietary, quantitative portfolio strategies that are licensed to product sponsors and serve as the basis of investment products such as exchange-traded funds, unit investment trusts and closed-end funds. ZIM, a wealth management boutique, is a leading expert on earnings and using earnings estimates in the investment process. ZIM is a wholly owned subsidiary of Zacks Investment Research, one of the largest providers of independent research in the U.S. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor.

The Index Provider has entered into a License Agreement with Summit Global Management, Inc. (“Summit” and such License Agreement, the “Summit License Agreement”) to provide for the use by Summit of the names of the Index Provider and Underlying Index and certain related intellectual property in connection with the Underlying Index. Summit in turn has entered into a Sublicense Agreement with the Adviser to provide for the use of the Underlying Index by the Adviser with respect to the Fund. Pursuant to the Sublicense Agreement, the use of the Underlying Index by the Adviser is subject to the terms of the Summit License Agreement, which impose certain limitations and conditions on the Adviser’s ability to use the Underlying Index. The Adviser has entered into a Sub-Sublicense Agreement with the Fund to provide for the use of the Underlying Index by the Fund. The Fund does not pay a separate licensing fee to use the Underlying Index.

Zacks Index Services is the designer of the construction and methodology for the Underlying Index. “Zacks Index Services a division of Zacks Investment Management” and “Zacks” are service marks or trademarks of Zacks Index Services. “Summit” is a service mark or trademark of Summit (the “Licensee”). Zacks Index Services and Summit act as brand licensor for the Index. Neither Zacks Index Services nor Summit is responsible for the descriptions of the Underlying Index or the Fund that appear herein. Zacks Index Services and Summit are not affiliated with the Trust, the Adviser or the Distributor. The following disclosure relates to such licensing agreements:

This Product is not sponsored, endorsed, sold or promoted by Zacks Investment Management, Inc. (“Licensor”). Licensor makes no representation or warranty, express or implied, regarding the advisability of investing in securities generally or in the Product particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined and composed by Licensor without regard to the Licensee or the Product. Licensor has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining or composing the Index. Licensor shall not be liable to any person for any error in the Index nor shall it be under any obligation to advise any person of any error therein.

The Fund is not sponsored by Summit. Summit makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the Underlying Index or any Underlying Index data included herein or derived therefrom and assumes no liability in connection with their use. The Underlying Index is determined and composed without regard to the Adviser or the Fund. Summit has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Summit is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Summit has no obligation or liability in connection with the administration or trading of the Fund.

Summit does not guarantee the accuracy and/or completeness of the Underlying Index or any data included therein, and Summit shall have no liability for any errors, omissions, or interruptions therein. Summit makes no warranty, express or implied, as to results to be obtained by the Adviser, the Fund, Fund shareholders or any other person or entity from the use of the Underlying Index or any data included therein. Summit makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Summit have any liability for any special, punitive, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

16	844.809.3557 | www.summitwateretf.com

Summit Water Infrastructure Multifactor ETF	Additional Information

April 30, 2017 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Semi-Annual Report | April 30, 2017	17

SummitWater

INFRASTRUCTURE MULTIFACTOR ETF

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus. Please read the prospectus carefully.

ALPS Distributors, Inc., Distributor for the ETF.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVTION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	June 30, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	June 30, 2017